Summary of Significant Accounting Policies (Details) - Schedule of the Common Stock Subject to Possible Redemption Reflected in the Balance Sheet is Reconciled - Common Stock [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Common Stock Subject to Possible Redemption Reflected in the Balance Sheet is Reconciled [Line items]
Gross proceeds			$ 100,000,000
Less:
Proceeds allocated to Public Warrants			(11,900,000)
Common Stock issuance costs			(5,322,219)
Plus: Remeasurement of carrying value to redemption value	$ 373,770	$ 998,892	18,722,219
Common Stock subject to possible redemption	6,860,609	10,489,562	$ 101,500,000
Less:
Redemption of Common Stock	$ (4,002,723)	(57,810,572)
Common Stock redemption payable		$ (34,198,758)